Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
2022 Pay Versus Performance Table and Supporting Narrative
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between compensation actually paid to our named executive officers and the Company’s financial performance.
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The table below reflects information on compensation both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) and as “compensation actually paid” (or “CAP”) for the applicable fiscal year for our principal executive officer (“PEO”) and for all of our other named executive officers (“Non-PEO NEOs”) (as an average for such year for the Non-PEO NEOs), accompanied by total shareholder return (TSR), GAAP net income (loss) and Adjusted Revenue (the Company-selected measure). While we use numerous financial and non-financial performance measures to evaluate performance and determine compensation under our compensation programs, Adjusted Revenue, a relevant measure in our NEO short- and long-term incentive plans, is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the below table) used to link compensation actually paid to NEOs to performance during the 2022 fiscal year.
Tabular Disclosure of Compensation Actually Paid versus Performance
Year	Summary Compensation Table Total for PEO(1)(2) $	Compensation Actually Paid to PEO(1)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) $	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) $	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) (thousands)(5) $	Adjusted Revenue (thousands)(6) $
					Total Shareholder Return(4) $	Peer Group Total Shareholder Return(4) $
2022	6,921,191	3,353,087	3,207,439	1,736,736	88.61	116.13	(80,939)	1,240,000
2021	6,172,629	6,883,899	2,545,188	2,943,664	113.95	181.00	13,296	1,186,801
2020	6,253,999	6,617,417	2,221,741	2,545,525	118.18	144.01	(3,110)	998,922

(1)
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	William Crager	Peter D’Arrigo, Shelly O’Brien and Stuart DePina
2021	William Crager	Peter D’Arrigo, Shelly O’Brien and Stuart DePina
2020	William Crager	Peter D’Arrigo, Shelly O’Brien, Stuart DePina and Joshua Mayer

(2)
Amounts reflect Summary Compensation Table Total for our NEOs for each corresponding year.

(3)
The following table details the adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO			Non-PEO NEO Average
	2022 $	2021 $	2020 $	2022 $	2021 $	2020 $
Summary Compensation Table Total	6,921,191	6,172,629	6,253,999	3,207,439	2,545,188	2,221,741
Less: Reported Fair Value of Equity Awards(a)	5,751,055	4,769,575	4,988,552	1,769,780	1,610,216	1,397,136
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	4,687,045	5,897,808	4,728,833	1,442,351	1,969,550	1,345,739
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(638,353)	(465,911)	92,881	(573,204)	(203,865)	61,005
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,865,741)	48,948	530,256	(570,070)	243,007	314,176
Compensation Actually Paid	3,353,087	6,883,899	6,617,417	1,736,736	2,943,664	2,545,525

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: for 2020, expected life between 3.34 years- 3.58 years, volatility between 30.18%-35.59%, dividend yield of 0%, and risk-free interest rate between 0.32%-1.63%.
For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining performance period between 1.00 years - 2.00 years, volatility between 36.47%-37.03%, dividend yield of 0%, and risk-free interest rate between 4.31%-4.62%; (ii) for 2021, remaining performance period between 1.00 years - 2.00 years, volatility between 36.04%-45.61%, dividend yield of 0%, and risk-free interest rate between 0.39%-0.73% and (iii) for 2020, remaining performance period between 1.00 years - 2.00 years, volatility between 42.40%-53.57%, dividend yield of 0%, and risk-free interest rate between 0.10%-0.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(4)
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the S&P North American Technology

Sector Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.
(5)
Attributable to Envestnet, Inc., the dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.

(6)
For details of the reconciliation showing how adjusted values (including Adjusted Revenue values) are calculated from our audited financial statements, see Appendix A.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote [Text Block]
(1)
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	William Crager	Peter D’Arrigo, Shelly O’Brien and Stuart DePina
2021	William Crager	Peter D’Arrigo, Shelly O’Brien and Stuart DePina
2020	William Crager	Peter D’Arrigo, Shelly O’Brien, Stuart DePina and Joshua Mayer

Peer Group Issuers, Footnote [Text Block]
The table below reflects information on compensation both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) and as “compensation actually paid” (or “CAP”) for the applicable fiscal year for our principal executive officer (“PEO”) and for all of our other named executive officers (“Non-PEO NEOs”) (as an average for such year for the Non-PEO NEOs), accompanied by total shareholder return (TSR), GAAP net income (loss) and Adjusted Revenue (the Company-selected measure). While we use numerous financial and non-financial performance measures to evaluate performance and determine compensation under our compensation programs, Adjusted Revenue, a relevant measure in our NEO short- and long-term incentive plans, is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the below table) used to link compensation actually paid to NEOs to performance during the 2022 fiscal year.
Tabular Disclosure of Compensation Actually Paid versus Performance
Year	Summary Compensation Table Total for PEO(1)(2) $	Compensation Actually Paid to PEO(1)(3) $	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2) $	Average Compensation Actually Paid to Non-PEO NEOs(1)(3) $	Value of Initial Fixed $100 Investment Based On:		GAAP Net Income (Loss) (thousands)(5) $	Adjusted Revenue (thousands)(6) $
					Total Shareholder Return(4) $	Peer Group Total Shareholder Return(4) $
2022	6,921,191	3,353,087	3,207,439	1,736,736	88.61	116.13	(80,939)	1,240,000
2021	6,172,629	6,883,899	2,545,188	2,943,664	113.95	181.00	13,296	1,186,801
2020	6,253,999	6,617,417	2,221,741	2,545,525	118.18	144.01	(3,110)	998,922

(1)
NEOs included in these columns reflect the following:

Year	PEO	Non-PEO NEOs
2022	William Crager	Peter D’Arrigo, Shelly O’Brien and Stuart DePina
2021	William Crager	Peter D’Arrigo, Shelly O’Brien and Stuart DePina
2020	William Crager	Peter D’Arrigo, Shelly O’Brien, Stuart DePina and Joshua Mayer

(2)
Amounts reflect Summary Compensation Table Total for our NEOs for each corresponding year.

(3)
The following table details the adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO			Non-PEO NEO Average
	2022 $	2021 $	2020 $	2022 $	2021 $	2020 $
Summary Compensation Table Total	6,921,191	6,172,629	6,253,999	3,207,439	2,545,188	2,221,741
Less: Reported Fair Value of Equity Awards(a)	5,751,055	4,769,575	4,988,552	1,769,780	1,610,216	1,397,136
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	4,687,045	5,897,808	4,728,833	1,442,351	1,969,550	1,345,739
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(638,353)	(465,911)	92,881	(573,204)	(203,865)	61,005
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,865,741)	48,948	530,256	(570,070)	243,007	314,176
Compensation Actually Paid	3,353,087	6,883,899	6,617,417	1,736,736	2,943,664	2,545,525

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: for 2020, expected life between 3.34 years- 3.58 years, volatility between 30.18%-35.59%, dividend yield of 0%, and risk-free interest rate between 0.32%-1.63%.
For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining performance period between 1.00 years - 2.00 years, volatility between 36.47%-37.03%, dividend yield of 0%, and risk-free interest rate between 4.31%-4.62%; (ii) for 2021, remaining performance period between 1.00 years - 2.00 years, volatility between 36.04%-45.61%, dividend yield of 0%, and risk-free interest rate between 0.39%-0.73% and (iii) for 2020, remaining performance period between 1.00 years - 2.00 years, volatility between 42.40%-53.57%, dividend yield of 0%, and risk-free interest rate between 0.10%-0.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(4)
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the S&P North American Technology

Sector Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

PEO Total Compensation Amount	$ 6,921,191	$ 6,172,629	$ 6,253,999
PEO Actually Paid Compensation Amount	$ 3,353,087	6,883,899	6,617,417
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table details the adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO			Non-PEO NEO Average
	2022 $	2021 $	2020 $	2022 $	2021 $	2020 $
Summary Compensation Table Total	6,921,191	6,172,629	6,253,999	3,207,439	2,545,188	2,221,741
Less: Reported Fair Value of Equity Awards(a)	5,751,055	4,769,575	4,988,552	1,769,780	1,610,216	1,397,136
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	4,687,045	5,897,808	4,728,833	1,442,351	1,969,550	1,345,739
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(638,353)	(465,911)	92,881	(573,204)	(203,865)	61,005
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,865,741)	48,948	530,256	(570,070)	243,007	314,176
Compensation Actually Paid	3,353,087	6,883,899	6,617,417	1,736,736	2,943,664	2,545,525

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: for 2020, expected life between 3.34 years- 3.58 years, volatility between 30.18%-35.59%, dividend yield of 0%, and risk-free interest rate between 0.32%-1.63%.
For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining performance period between 1.00 years - 2.00 years, volatility between 36.47%-37.03%, dividend yield of 0%, and risk-free interest rate between 4.31%-4.62%; (ii) for 2021, remaining performance period between 1.00 years - 2.00 years, volatility between 36.04%-45.61%, dividend yield of 0%, and risk-free interest rate between 0.39%-0.73% and (iii) for 2020, remaining performance period between 1.00 years - 2.00 years, volatility between 42.40%-53.57%, dividend yield of 0%, and risk-free interest rate between 0.10%-0.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,207,439	2,545,188	2,221,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,736,736	2,943,664	2,545,525
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
The following table details the adjustments to the Summary Compensation Table Total for our PEO, as well as the average for our other NEOs, to determine “compensation actually paid” as computed in accordance with Item 402(v). Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year. The figures below may not sum due to the presented amounts being rounded to the nearest whole number.

	PEO			Non-PEO NEO Average
	2022 $	2021 $	2020 $	2022 $	2021 $	2020 $
Summary Compensation Table Total	6,921,191	6,172,629	6,253,999	3,207,439	2,545,188	2,221,741
Less: Reported Fair Value of Equity Awards(a)	5,751,055	4,769,575	4,988,552	1,769,780	1,610,216	1,397,136
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	4,687,045	5,897,808	4,728,833	1,442,351	1,969,550	1,345,739
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b)	(638,353)	(465,911)	92,881	(573,204)	(203,865)	61,005
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	(1,865,741)	48,948	530,256	(570,070)	243,007	314,176
Compensation Actually Paid	3,353,087	6,883,899	6,617,417	1,736,736	2,943,664	2,545,525

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under U.S. GAAP.

For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: for 2020, expected life between 3.34 years- 3.58 years, volatility between 30.18%-35.59%, dividend yield of 0%, and risk-free interest rate between 0.32%-1.63%.
For PSUs subject to performance vesting conditions related to Relative TSR, fair values were estimated using a Monte Carlo simulation model. The range of estimates used in the fair value calculations are as follows: (i) for 2022, remaining performance period between 1.00 years - 2.00 years, volatility between 36.47%-37.03%, dividend yield of 0%, and risk-free interest rate between 4.31%-4.62%; (ii) for 2021, remaining performance period between 1.00 years - 2.00 years, volatility between 36.04%-45.61%, dividend yield of 0%, and risk-free interest rate between 0.39%-0.73% and (iii) for 2020, remaining performance period between 1.00 years - 2.00 years, volatility between 42.40%-53.57%, dividend yield of 0%, and risk-free interest rate between 0.10%-0.13%.
For other PSUs, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of the Most Important Measures Linking Compensation Actually Paid in 2022 to Company Performance
The following non-ranked list shows the financial performance measures we view as the most important to link executive compensation actually paid during the most recent fiscal year to our performance during that same period. For further information regarding these financial performance measures and their function in our executive compensation program, please see “—Compensation Discussion and Analysis” beginning on page 30.
2022 Most Important Measures (Unranked)
Adjusted Revenue	Relative TSR
Adjusted EBITDA	Adjusted EPS

Total Shareholder Return Amount	$ 88.61	113.95	118.18
Peer Group Total Shareholder Return Amount	116.13	181	144.01
Net Income (Loss)	$ (80,939,000)	$ 13,296,000	$ (3,110,000)
Company Selected Measure Amount	1,240,000,000	1,186,801,000	998,922,000
PEO Name	William Crager
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenue
Non-GAAP Measure Description [Text Block]			(6) For details of the reconciliation showing how adjusted values (including Adjusted Revenue values) are calculated from our audited financial statements, see Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Change in Fair Value For Options [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum			3 years 4 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum			3 years 6 months 29 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			30.18%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			35.59%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			0.32%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			1.63%
Change in Fair Value For PSUs subject to performance vesting conditions related to relative TSR [Member]
Pay vs Performance Disclosure [Table]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	1 year	1 year	1 year
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	2 years	2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	36.47%	36.04%	42.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	37.03%	45.61%	53.57%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.31%	0.39%	0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.62%	0.73%	0.13%
William Crager [Member] | Reported Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,751,055	$ 4,769,575	$ 4,988,552
William Crager [Member] | Year-End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,687,045	5,897,808	4,728,833
William Crager [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(638,353)	(465,911)	92,881
William Crager [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,865,741)	48,948	530,256
Non-PEO NEO [Member] | Reported Fair Value of Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,769,780	1,610,216	1,397,136
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,442,351	1,969,550	1,345,739
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(573,204)	(203,865)	61,005
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (570,070)	$ 243,007	$ 314,176